Note 26 - Retained earnings, revaluation reserves and other reserves. (Tables)	6 Months Ended
Jun. 30, 2018
Retained earnings, revaluation reserves and other reserves.
Retained Earnings Revaluation Reserves And Other Reserves Breakdown By Concepts
Retained earnings, revaluation reserves and other reserves (Millions of Euros)
	June 2018	December 2017
Retained earnings	26,075	25,474
Revaluation reserves	11	12
Other reserves	(48)	(44)
Total	26,038	25,443